Annual Total Returns - Franklin Pennsylvania Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF3-21 - Franklin Pennsylvania Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	1.01%
Annual Return 2011	11.79%
Annual Return 2012	7.41%
Annual Return 2013	(6.16%)
Annual Return 2014	10.61%
Annual Return 2015	1.88%
Annual Return 2016	1.79%
Annual Return 2017	2.39%
Annual Return 2018	1.34%
Annual Return 2019	5.26%